CONSTRUCTION IN PROGRESS - AGING OF CAPITALIZED EXPLORATORY WELL COSTS BASED ON THE DRILLING COMPLETION DATE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	¥ 12,255	¥ 11,129	¥ 8,961
Geological and geophysical costs	4,174	3,166	4,024
Within one year
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	11,168	10,586	7,794
Over one year [member]
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	¥ 1,087	¥ 543	¥ 1,167